Shareholder Report, Holdings (Details) - C000084903	Dec. 31, 2025
46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
N07059210 | ASML Holding N.V. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.10%
303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Technology00724F101
Holdings [Line Items]
Percent of Total Investments	98.10%
Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.90%
Health CareABIOM1783
Holdings [Line Items]
Percent of Total Investments	0.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	59.50%